Fair Value Measurement (Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	30,138		145,505
Available-for-Sale Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance			3,708
Total realized/unrealized gains (losses) recorded, Others			(46,299)	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements			149,155
Total realized/unrealized gains (losses) recorded, Ending Balance			106,564
Unrealized gains (losses) still held			(44,326)	[2]
Corporate [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	47
Total realized/unrealized gains (losses) recorded, Others	(47)	[1]
Asset-Backed Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	830
Total realized/unrealized gains (losses) recorded, Others	1,879	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(2,709)
Equity Securities [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	105,687
Total realized/unrealized gains (losses) recorded, Others	282,123	[1]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	33,542
Total realized/unrealized gains (losses) recorded, Ending Balance	421,352
Unrealized gains (losses) still held	237,749	[3]
Other Investments [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	76,461		87,015
Total realized/unrealized gains (losses) recorded, Trading revenues	3,063
Total realized/unrealized gains (losses) recorded, Others			(4,529)	[1]
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(1,182)	[4]	(2,375)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(695)		(3,650)
Total realized/unrealized gains (losses) recorded, Ending Balance	77,647		76,461
Unrealized gains (losses) still held	(1,748)	[3]	(5,576)	[2]
Derivatives Net [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(262,895)	[5],[6]	(353,983)	[5]
Total realized/unrealized gains (losses) recorded, Trading revenues	98,208	[6]	24,204	[5]
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(3,206)	[4],[6]	(87,013)	[4],[5]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	81,474	[6]	153,897	[5]
Total realized/unrealized gains (losses) recorded, Ending Balance	(86,419)	[6]	(262,895)	[5],[6]
Unrealized gains (losses) still held	(7,842)	[3],[6]	80,851	[2],[5]
Foreign Exchange Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	2,652
Total realized/unrealized gains (losses) recorded, Trading revenues	3,340
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(294)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	(1,081)
Total realized/unrealized gains (losses) recorded, Ending Balance	4,617
Unrealized gains (losses) still held	2,259	[3]
Interest Rate Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(23,294)
Total realized/unrealized gains (losses) recorded, Trading revenues	15,450
Total realized/unrealized gains (losses) recorded, Transfers into/out of Level 3	(2,912)	[4]
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	15,208
Total realized/unrealized gains (losses) recorded, Ending Balance	4,452
Unrealized gains (losses) still held	(21,794)	[3]
Equity Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(206,451)
Total realized/unrealized gains (losses) recorded, Trading revenues	66,390
Total realized/unrealized gains (losses) recorded, Purchases, issuances and settlements	67,347
Total realized/unrealized gains (losses) recorded, Ending Balance	(72,714)
Unrealized gains (losses) still held	(1,335)	[3]
Credit Derivatives [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	2,118
Total realized/unrealized gains (losses) recorded, Trading revenues	(164)
Total realized/unrealized gains (losses) recorded, Ending Balance	1,954
Unrealized gains (losses) still held	(164)	[3]
Other [Member]
Total realized/unrealized gains (losses) recorded, Beginning Balance	(37,920)
Total realized/unrealized gains (losses) recorded, Trading revenues	13,192
Total realized/unrealized gains (losses) recorded, Ending Balance	(24,728)
Unrealized gains (losses) still held	13,192	[3]

[1]	Includes the change in fair value of available-for-sale securities and other investments, change in accumulated other comprehensive income (loss), gains (losses) from sales and impairment losses.
[2]	Represents the amount of total gains or losses for the year ended December 31, 2009, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2009.
[3]	Represents the amount of total gains or losses for the year ended December 31, 2010, included in earnings (and accumulated other comprehensive income (loss) for changes in fair value of available-for-sale investments and other investments) attributable to the change in fair value relating to assets and liabilities classified as Level 3 are still held at December 31, 2010.
[4]	Transfers into or out of Level 3 are made if the inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively. These transfers are effective as of the beginning of the year, and any gains or losses occurring on these assets and liabilities during the year are presented as Level 3.
[5]	Net derivatives liabilities at December 31, 2009 and 2008 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.
[6]	Net derivatives liabilities at December 31, 2010 and 2009 include derivative assets, hedging derivative assets, derivative liabilities and hedging derivative liabilities. Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.